Debt - Schedule of Aggregate Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021		$ 0
2022		57,690
2023		30,000
2024		30,000
2025		30,000
Thereafter		30,000
Debt	$ 0	$ 177,690	$ 187,690